Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
(20)   Quarterly Financial Information (Unaudited)
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Year Ended December 31, 2017
Interest income	$12,099	$12,681	$12,936	$13,219	$50,935
Interest expense	1,612	1,861	2,183	2,351	8,007
Net interest income	10,487	10,820	10,753	10,868	42,928
Provision for loan losses	350	330	555	530	1,765
Noninterest income	2,407	2,099	2,181	2,268	8,955
Noninterest expense	9,350	9,687	9,766	9,999	38,802
Income tax expense	1,093	983	847	4,979	7,902
Net income	$2,101	$1,919	$1,766	$(2,372)	$3,414
Net income per share:
Basic earnings per share	$0.36	$0.33	$0.30	$(0.41)	$0.59
Diluted earnings per share	0.36	0.33	0.30	(0.41)	0.59
Year Ended December 31, 2016
Interest income	$11,176	$11,350	$11,607	$11,877	$46,010
Interest expense	1,328	1,379	1,459	1,497	5,663
Net interest income	9,848	9,971	10,148	10,380	40,347
Provision for loan losses	250	425	300	450	1,425
Noninterest income	2,448	1,949	2,125	2,395	8,917
Noninterest expense	9,083	9,353	9,086	9,285	36,807
Income tax expense	965	730	1,003	1,052	3,750
Net income	$1,998	$1,412	$1,884	$1,988	$7,282
Net income per share:
Basic earnings per share	$0.34	$0.24	$0.32	$0.34	$1.24
Diluted earnings per share	0.34	0.24	0.32	0.34	1.24